Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of interest expense [Abstract]
Senior Notes	$ 103	$ 0	$ 0
Bank borrowings	85	117	84
Amortization of deferred financing costs	22	21	21
Finance lease liabilities	8	7	6
Standby fee and other financing costs	11	10	9
Interest costs incurred	229	155	120
Less: interest capitalized	(4)	(2)	(34)
Interest expense, net of amounts capitalized	$ 225	$ 153	$ 86